ANNUAL REPORT
                                                              SEPTEMBER 30, 1998

                              (Reynolds Funds Logo)
                              NO-LOAD MUTUAL FUNDS

REYNOLDS BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665

                             (Reynolds Funds Logo)

Dear Fellow Shareholders:                                     October 27, 1998

  Frederick Reynolds, the portfolio manager of the Reynolds Funds, will appear as a special guest on Wall $treet Week with Louis Rukeyser on Friday, December 11, 1998. The program airs at 8:30 p.m. Eastern/Pacific time and 7:30 p.m. Central time on the PBS Television Network. (Times may vary. Please check your local listings for station and time.)

  The new web site for the Reynolds Funds is on line. It is www.reynoldsfunds.com.

    The Reynolds Blue Chip and Opportunity Funds had strong appreciation for the nine months ended September 30, 1998:
    December 31, 1997 through September 30, 1998

                 REYNOLDS BLUE CHIP GROWTH FUND        +17.3%
                 REYNOLDS OPPORTUNITY FUND             +20.0%

    The Blue Chip and Opportunity Funds also had strong appreciation for the three years ended September 30, 1998:
    Average Annual Total Returns
    October 1, 1995 through September 30, 1998

                 REYNOLDS BLUE CHIP GROWTH FUND        +25.6%
                 REYNOLDS OPPORTUNITY FUND             +15.6%

    The Blue Chip and Opportunity Funds also had strong appreciation for the five years ended September 30, 1998:
    Average Annual Total Returns
    October 1, 1993 through September 30, 1998

                 REYNOLDS BLUE CHIP GROWTH FUND        +22.4%
                 REYNOLDS OPPORTUNITY FUND             +17.5%

  The Blue Chip Fund has received many awards for its recent performance including:

   (1) America Online - Featured on Sage Online - September 3, 1998.
   (2) CBS MarketWatch - Featured on September 28, 1998.
   (3) CNBC - Featured on July 31, 1998 and February 5, 1998.
   (4) CNNfn - Featured on October 8, 1998 and July 30, 1998.
   (5)Investor's Business Daily - Featured on October 15, 1998. The Blue Chip Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36-month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 4,093 mutual funds for the three years ended September 30, 1998 in determining this ranking.
   (6) Louis Rukeyser's Mutual Funds - Featured in August 1998.
   (7) Louis Rukeyser's Wall Street - Featured in June 1998.

                        THE REYNOLDS BLUE CHIP GROWTH FUND

  The Blue Chip Fund has investments in many of the premier larger worldwide growth companies. These companies have proven management, strong financials including low debt and high return on equity, leading research and development, and dominant worldwide products with good unit growth. In addition, many of these companies are not significantly affected by economic fluctuations. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders over the long-term, continue to strongly increase their earnings, and continue to significantly increase future shareholder wealth.

  The Blue Chip Fund's return was +17.0% for the year ended September 30, 1998. The Blue Chip Fund's return was +174.8% for the five years ended September 30, 1998 and +309.7% for the ten years ended September 30, 1998. These were average annual compounded rates of return of +22.4% and +15.1%, respectively. The Blue Chip Fund increased +312.1% from August 12, 1988 (effective date of the Fund's registration statement) through September 30, 1998. This was an average annual compounded rate of return of +15.0%.

  The Board of Directors declared a distribution of $0.568030 from net long-term realized gains and $0.081512 from net short-term realized gains on October 26, 1998. These distributions were paid on October 27, 1998 to shareholders of record on October 23, 1998.

                          THE REYNOLDS OPPORTUNITY FUND

  The Opportunity Fund generally invests in medium and large size high quality companies that have proven themselves in the marketplace and are leaders in their industries. These well-managed companies usually have sales of more than $500 million and are demonstrating strong earnings growth from proprietary innovative products.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  The Opportunity Fund increased +12.3% for the one-year ended September 30, 1998. The Opportunity Fund increased +123.7% for the five years ended September 30, 1998. This was an average annual compounded rate of return of +17.5%. The Opportunity Fund increased +118.8% from January 30, 1992 (effective date of the Fund's registration statement) through September 30, 1998. This was an average annual compounded rate of return of +12.5%.

  The Board of Directors declared a distribution of $0.503550 from net long-term realized gains on October 26, 1998. This distribution was paid on October 27, 1998 to shareholders of record on October 23, 1998.

                      THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of September 30, 1998, the assets were invested approximately 57% in U.S. Treasury Securities and 43% in high quality cash equivalents.

  The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds of many different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The Bond Fund had a dollar weighted average maturity of less than one year on September 30, 1998. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short and long-term economic, inflation and interest rate forecasts.

                          THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) free check writing (in amounts of $500 or more); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($12.00 wiring charge). As of September 30, 1998, the assets of the Reynolds Money Market Fund were invested approximately 63% in high quality commercial paper, 12% in Federal Agencies, and 25% in high quality cash equivalents. As of September 30, 1998, the dollar weighted average days to maturity of the Money Market Fund was 45 days.

  The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. Its yield is usually higher than inflation and higher than or approximately the same as most brokerage-firm sponsored money market funds. Brokerage-firm sponsored money market funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most short-term bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

                               ECONOMIC DISCUSSION
                                THE WORLD ECONOMY

  Economic growth has slowed in several regions of the world. However, these economies should improve in the future. Over the long-term, there are more than
1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming many products as capitalism grows and Communism declines in many countries such as China and Eastern Europe. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investment.

  Worldwide inflation remains low. There are many reasons for this including: the current slowdown in worldwide growth; committed central bankers; fiscal restraint by governments; worldwide competition for products and labor is keeping costs low; and the collapse of Communism is making economic systems more efficient. In addition, cost cutting and restructuring is spreading to many countries, more efficient private-sector operations are replacing inefficient state-run enterprises, excess capacity exists in many markets and advances in technology are helping to improve efficiency. The Blue Chip and Opportunity Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                 THE U.S. ECONOMY

  The majority of government and private sector data indicate that the U.S. economy will continue to have moderate, but not excessive, broad based growth. Gross Domestic Product (GDP) is forecast to increase 2.5% in 1998 and 1.0% in 1999 after increasing 3.8% in 1997. The U.S. economy is affected by the strengths and weaknesses of other economies, but not as much as is sometimes implied in the financial press. For example, exports are only 14% of U.S. GDP.

  U.S. inflation is at its lowest level since the 1960s due to slowing worldwide growth and good decisions made by the Federal Reserve. The current absence of widespread worldwide labor and raw materials shortages and the slowdown in many countries should keep inflation in check. U.S. inflation is estimated to increase at a manageable 1.5% rate in 1998 and 1% in 1999, after increasing at a 1.7% rate in 1997.

                                INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the current environment of moderate U.S. economic growth, inflation and interest rates is a strong positive; (2) U.S. industry is more competitive than at any time in the past quarter century; (3) U.S. companies are the leaders in the majority of industries worldwide; and (4) the U.S. budget is running a surplus versus a deficit in the early 1990s. The recent lowering of short-term interest rates by the Federal Reserve is an important positive.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "1" then "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "1" then "2".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week) and press "1" then "3" and enter your 16 digit account number which appears at the top of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT DAILY NET
ASSET VALUES AND CURRENT ACCOUNT INFORMATION: Call 1-800-773-9665 and press "1" then "0" during normal business hours.

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are: (1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each month's accrued dividends are posted; (2) Reynolds Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed; and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip and Opportunity Funds are listed in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. Many newspapers have a separate heading listed alphabetically for the Reynolds Funds. The Blue Chip Fund and Opportunity Fund appear under that heading. The Blue Chip Fund has the symbol Reynolds BC, Reynolds BCG, Rey BC, ReynBlCh, ReynBluCh or Blue Chip. The Opportunity Fund has the symbol Reynolds Opport, Reynolds Opp or Opportunity. The U.S. Government Bond Fund will be listed in newspapers once it has either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts. ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Education IRA and SIMPLE IRA Plan.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or wire to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  CUSTODIAN: Firstar Bank Milwaukee is the custodian of the Reynolds Funds' assets.

  WEB SITE:  www.reynoldsfunds.com.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or redemption fees "loads" are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

/s/ Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Funds, Inc.
REPORT OF INDEPENDENT ACCOUNTANTS
                                                      100 East Wisconsin Avenue
                                                      Suite 1500
                                                      Milwaukee, WI 53202

(PricewaterhouseCoopers Logo)

October 27, 1998

To the Shareholders and Board of Directors of Reynolds Funds, Inc.

  In our opinion, the accompanying statement of assets and liabilities, schedule of investments, statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reynolds Blue Chip Growth Fund, Reynolds Opportunity Fund, Reynolds U.S. Government Bond Fund and Reynolds Money Market Fund (constituting Reynolds Funds, Inc., hereafter referred to as the "Funds") at September 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
September 30, 1998

                                                             QUOTED
  SHARES                                                  MARKET VALUE
  ------                                                  ------------
LONG-TERM INVESTMENTS -- 97.9% (A)<F2>
COMMON STOCKS -- 97.9% (A)<F2>

           AIRLINES -- 0.4%
     2,000 AMR Corp.*<F1>                                   $  110,876
     1,500 Delta Air Lines, Inc.                               145,875
     2,000 UAL Corp.*<F1>                                      129,626
                                                           -----------
                                                               386,377
           AUTOMOTIVE -- 0.1%
     1,000 General Motors Corp.                                 54,688

           BANKS -- 1.1%
     4,000 BankAmerica Corp.                                   240,500
     1,000 The Chase Manhattan Corp.                            43,250
       500 Citicorp                                             46,469
     2,500 J.P. Morgan & Co. Inc.                              211,562
     1,000 NationsBank Corp.                                    53,500
     1,000 Wells Fargo & Co.                                   355,000
                                                           -----------
                                                               950,281
           BEVERAGES -- 4.1%
     1,000 Anheuser-Busch Companies, Inc.                       54,000
    40,000 The Coca-Cola Co.                                 2,305,000
    44,000 PepsiCo, Inc.                                     1,295,272
                                                           -----------
                                                             3,654,272
           BIOTECHNOLOGY -- 0.1%
     1,000 Biogen, Inc.*<F1>                                    65,813

           BUILDING -- 1.8%
    39,500 The Home Depot, Inc.                              1,560,250
     2,000 Lowe's Companies, Inc.                               63,626
                                                           -----------
                                                             1,623,876
           CHEMICALS -- 0.3%
     2,000 E.I. du Pont de Nemours & Co.                       112,250
     2,500 Minnesota Mining & Manufacturing Co.                184,220
                                                           -----------
                                                               296,470
           COMPUTER NETWORKING -- 5.6%
     7,000 3Com Corp.*<F1>                                     210,441
     4,000 Ascend Communications, Inc.*<F1>                    182,000
    74,250 Cisco Systems Inc.*<F1>                           4,589,615
     1,000 Legato Systems, Inc.*<F1>                            51,375
                                                           -----------
                                                             5,033,431
           COMPUTER & PERIPHERALS -- 5.8%
     3,000 Apple Computer, Inc.*<F1>                           114,375
    22,500 Compaq Computer Corp.                               711,562
    22,500 Dell Computer Corp.*<F1>                          1,479,375
     3,000 EMC Corporation (Mass.)*<F1>                        171,564
     1,000 Gateway 2000, Inc.*<F1>                              52,125
    11,500 Hewlett-Packard Co.                                 608,787
    14,000 International Business Machines Corp.             1,792,000
     5,500 Sun Microsystems, Inc.*<F1>                         273,972
                                                           -----------
                                                             5,203,760
           COMPUTER SOFTWARE & SERVICES -- 9.9%
     3,000 Automatic Data Processing, Inc.                     224,250
     4,000 BMC Software, Inc.*<F1>                             240,252
    23,625 Computer Associates International, Inc.             874,125
     9,000 Computer Sciences Corp.*<F1>                        490,500
     1,000 Computer Task Group, Inc.                            29,313
     1,000 Intuit Inc.*<F1>                                     46,563
    55,000 Microsoft Corp.*<F1>                              6,053,465
    10,312 Oracle Corp.*<F1>                                   300,337
    16,000 PeopleSoft, Inc.*<F1>                               522,000
     1,000 Siebel Systems, Inc.*<F1>                            28,688
                                                           -----------
                                                             8,809,493
           DRUGS -- 21.5%
    15,600 Bristol-Myers Squibb Co.                          1,620,450
    27,000 Eli Lilly & Co.                                   2,114,451
    30,100 Merck & Co., Inc.                                 3,899,846
    41,500 Pfizer Inc.                                       4,396,427
    38,000 Schering-Plough Corp.                             3,935,394
    43,500 Warner-Lambert Co.                                3,284,250
                                                           -----------
                                                            19,250,818
           ELECTRICAL EQUIPMENT -- 1.8%
     3,000 Emerson Electric Co.                                186,750
    18,000 General Electric Co. (U.S.)                       1,432,134
                                                           -----------
                                                             1,618,884
           ELECTRONICS -- 0.1%
     3,000 Teradyne, Inc.*<F1>                                  54,750

           ENERGY -- 1.1%
     1,500 Mobil Corp.                                         113,907
     2,000 Royal Dutch Petroleum Co. ADR                        95,250
    13,000 Schlumberger Ltd.                                   654,069
     3,000 Smith International, Inc.*<F1>                       82,314
                                                           -----------
                                                               945,540
           FINANCIAL SERVICES -- 1.9%
    10,500 American Express Co.                                815,062
       262 Associates First Capital Corp.                       17,096
     1,000 DST Systems, Inc.*<F1>                               52,750
     4,000 Fannie Mae                                          257,000
     1,000 First Data Corp.                                     23,500
     4,000 Merrill Lynch & Co., Inc.                           189,500
     1,000 Morgan Stanley, Dean Witter & Co.                    43,063
     3,000 Charles Schwab Corp.                                118,125
     1,000 State Street Corp.                                   54,563
     4,000 The Travelers Group, Inc.                           150,000
                                                           -----------
                                                             1,720,659
           FOODS -- 0.7%
     1,000 Campbell Soup Co.                                    50,188
     1,000 General Mills, Inc.                                  70,000
     1,000 H.J. Heinz Co.                                       51,125
     2,000 Kellogg Co.                                          65,876
     6,000 Philip Morris Companies Inc.                        276,378
     2,500 Sara Lee Corp.                                      135,000
       450 Vlasic Foods International, Inc.*<F1>                 8,410
                                                           -----------
                                                               656,977
           GROCERY STORES -- 0.4%
     1,000 Albertson's, Inc.                                    54,125
     5,000 Safeway Inc.*<F1>                                   231,875
     1,000 Whole Foods Market, Inc.*<F1>                        42,125
                                                           -----------
                                                               328,125
           HEALTH MAINTENANCE ORGANIZATIONS -- 0.1%
     7,500 Oxford Health Plans, Inc.*<F1>                       77,813

           HOUSEHOLD PRODUCTS -- 7.2%
    23,000 American Home Products Corp.                      1,204,625
     4,000 Clorox Co.                                          330,000
    26,000 Colgate-Palmolive Co.                             1,781,000
    18,000 Gillette Co.                                        688,500
     1,000 Newell Co.                                           46,063
    33,500 Procter & Gamble Co.                              2,376,423
                                                           -----------
                                                             6,426,611
           INSURANCE -- 1.4%
    14,437 American International Group, Inc.                1,111,649
     1,000 At Home Corporation - Series A*<F1>                  47,875
       500 General Re Corp.                                    101,500
                                                           -----------
                                                             1,261,024
           INTERNET -- 4.8%
     2,000 Amazon.com, Inc.*<F1>                               223,250
    23,500 America Online Inc.*<F1>                          2,614,375
     1,000 CNET, Inc.*<F1>                                      45,750
     3,000 EarthLink Network, Inc.*<F1>                        123,750
     6,000 Excite, Inc.*<F1>                                   244,878
     3,000 Infoseek Corp.*<F1>                                  73,875
       500 Inktomi Corp.*<F1>                                   37,625
     9,000 Lycos, Inc.*<F1>                                    304,317
     3,000 MindSpring Enterprises, Inc.*<F1>                   124,500
     1,000 Netscape Communications Corp.*<F1>                   21,875
     4,000 Yahoo! Inc.*<F1>                                    518,000
                                                           -----------
                                                             4,332,195
           MACHINERY -- 0.1%
     1,000 Caterpillar Inc.                                     44,563

           MEDICAL SERVICES -- 0.6%
     3,000 Boston Scientific Corp.*<F1>                        154,125
     1,000 Cardinal Health, Inc.                               103,250
     2,000 McKesson Corp.                                      183,250
     1,500 Shared Medical Systems Corp.                         79,782
                                                           -----------
                                                               520,407
           MEDICAL SUPPLIES -- 6.8%
    59,000 Abbott Laboratories                               2,562,842
    44,000 Johnson & Johnson                                 3,443,000
     2,000 Medtronic, Inc.                                     115,750
     1,000 St. Jude Medical, Inc.*<F1>                          23,125
                                                           -----------
                                                             6,144,717
           OFFICE EQUIPMENT & SUPPLIES -- 0.9%
    10,000 Office Depot, Inc.*<F1>                             224,380
     4,000 Pitney Bowes Inc.                                   210,252
     1,000 Staples, Inc.*<F1>                                   29,375
     4,000 Xerox Corp.                                         339,000
                                                           -----------
                                                               803,007
           PUBLISHING -- 0.1%
     2,000 Gannett Co., Inc.                                   107,126

           RECREATION -- 1.5%
    49,147 Walt Disney Co.                                   1,244,058
     1,000 Time Warner Inc.                                     87,563
                                                           -----------
                                                             1,331,621
           RESTAURANTS -- 1.5%
    16,000 McDonald's Corp.                                    955,008
     9,000 Tricon Global Restaurants, Inc.*<F1>                351,000
                                                           -----------
                                                             1,306,008
           RETAIL-SPECIALTY -- 1.0%
     3,000 Barnes & Noble, Inc.*<F1>                            81,000
     2,000 Bed Bath & Beyond Inc.*<F1>                          46,750
     8,000 Best Buy Co., Inc.*<F1>                             332,000
     1,000 Borders Group, Inc.*<F1>                             22,250
     3,000 NIKE, Inc. Class B                                  110,439
     2,000 Rite Aid Corp.                                       71,000
     2,000 Starbucks Corp.*<F1>                                 72,376
     4,000 Walgreen Co.                                        176,252
                                                           -----------
                                                               912,067
           RETAIL STORES -- 5.0%
     7,000 Costco Companies, Inc.*<F1>                         331,625
    13,000 Dayton Hudson Corp.                                 464,750
    19,500 Gap, Inc.                                         1,028,625
     4,000 Kohl's Corp.*<F1>                                   156,000
     1,000 The Neiman Marcus Group, Inc.*<F1>                   21,625
    19,000 Nordstrom, Inc.                                     470,250
    37,000 Wal-Mart Stores, Inc.                             2,021,125
                                                           -----------
                                                             4,494,000
           SEMICONDUCTORS -- 5.0%
     5,500 Altera Corp.*<F1>                                   193,188
    40,500 Intel Corp.                                       3,472,875
     2,000 Level One Communications Inc.*<F1>                   40,250
     3,000 Micron Technology, Inc.*<F1>                         91,314
    11,000 Texas Instruments Inc.                              580,250
     3,000 Xilinx, Inc.*<F1>                                   105,000
                                                           -----------
                                                             4,482,877
           SEMICONDUCTOR CAPITAL SPENDING -- 0.3%
     8,000 Applied Materials, Inc.*<F1>                        202,000
     2,000 KLA-Tencor Corp.*<F1>                                49,750
     1,000 Novellus Systems, Inc.*<F1>                          26,250
                                                           -----------
                                                               278,000
           TELECOMMUNICATIONS -- 4.3%
     1,000 AirTouch Communications, Inc.*<F1>                   57,000
     6,000 L.M. Ericsson Telephone Co. ADR                     110,250
    12,000 Lucent Technologies Inc.                            828,756
    17,000 Motorola, Inc.                                      725,696
     4,000 NEXTEL Communications, Inc.*<F1>                     80,752
    11,500 Nokia Corp. "A" ADR                                 902,037
     5,000 Northern Telecom Limited                            160,000
    16,000 Tellabs, Inc.*<F1>                                  637,008
     3,000 Vodafone Group plc ADR                              338,250
                                                           -----------
                                                             3,839,749
           TELEPHONE SERVICES -- 0.6%
     1,000 BellSouth Corp.                                      75,250
     7,000 MCI WorldCom Inc.*<F1>                              342,125
     2,000 Sprint Corp.                                        144,000
                                                           -----------
                                                               561,375
           TRANSPORTATION -- 0.0%
     1,000 Boeing Co.                                           34,313
                                                           -----------
           Total common stocks
             (cost $48,676,438)                             87,611,687

PREFERRED STOCKS -- 0.0% (A)<F2>
       205 Aetna Inc., 6.25%, Class C,
             07/19/00 Series, Voting Preferred                  14,363
                                                           -----------
           Total preferred stocks
             (cost $13,386)                                     14,363
                                                           -----------
           Total long-term investments
             (cost $48,689,824)                             87,626,050
PRINCIPAL
  AMOUNT
---------
SHORT-TERM INVESTMENTS -- 2.9% (A)<F2>

           VARIABLE RATE DEMAND NOTE
$2,643,783 Firstar Bank U.S.A., N.A.                         2,643,783
                                                           -----------
           Total short-term investments
             (cost $2,643,783)                               2,643,783
                                                           -----------
           Total investments
             (cost $51,333,607)                             90,269,833
           Liabilities, less cash and
             receivables -- (0.8%) (A)<F2>                   (736,626)
                                                           -----------
           NET ASSETS                                      $89,533,207
                                                           -----------
                                                           -----------
           Net Asset Value Per Share
             ($0.01 par value, 20,000,000
             shares authorized), offering
             and redemption price
             ($89,533,207 / 2,423,109
             shares outstanding)                                $36.95
                                                                ------
                                                                ------
*<F1> Non-income producing security.
(a)<F2>Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1998

INCOME:
   Dividends                                                       $603,477
   Interest                                                          56,986
                                                                 ----------
      Total income                                                  660,463
                                                                 ----------
EXPENSES:
   Management fee                                                   728,520
   Administrative services                                          102,851
   Transfer agent fees                                               29,749
   Professional fees                                                 27,583
   Custodian fees                                                    27,466
   Registration fees                                                 24,155
   Printing and postage expense                                      22,962
   Board of Directors fees                                            2,500
   Other expenses                                                    18,185
                                                                 ----------
      Total expenses                                                983,971
                                                                 ----------
NET INVESTMENT LOSS                                                (323,508)
                                                                 ----------
NET REALIZED GAIN ON INVESTMENTS                                  2,116,406
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            7,045,499
                                                                 ----------
NET GAIN ON INVESTMENTS                                           9,161,905
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $8,838,397
                                                                 ----------
                                                                 ----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1998 and 1997

                                                     1998              1997
                                                 -----------       -----------
OPERATIONS:
 Net investment loss                              $ (323,508)       $  (44,311)
 Net realized gain on investments                  2,116,406           466,891
 Net increase in unrealized
   appreciation on investments                     7,045,499        15,989,698
                                                 -----------       -----------
     Net increase in net assets
       resulting from operations                   8,838,397        16,412,278
                                                 -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividend from net investment income
   ($0.008 per share)                                (15,315)               --
 Distributions from net realized gains
   ($0.3781 and $0.3475 per share, respectively)    (722,590)         (472,452)
                                                 -----------       -----------
     Total distributions                            (737,905)*<F3>    (472,452)
                                                 -----------       -----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued
   (1,609,369 and 1,528,496 shares,
   respectively)                                  61,280,880        43,146,360
 Net asset value of shares issued
   in distributions (23,530 and 20,696
   shares, respectively)                             699,554           465,659
 Cost of shares redeemed
   (1,156,569 and 960,289 shares, respectively)  (42,842,077)      (28,064,790)
                                                 -----------       -----------
     Net increase in net assets
       derived from Fund share activities         19,138,357        15,547,229
                                                 -----------       -----------
     TOTAL INCREASE                               27,238,849        31,487,055
NET ASSETS AT THE BEGINNING OF THE YEAR           62,294,358        30,807,303
                                                 -----------       -----------
NET ASSETS AT THE END OF THE YEAR                $89,533,207       $62,294,358
                                                 -----------       -----------
                                                 -----------       -----------
*<F3> See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                 Years Ended SEPTEMBER 30,
                              -----------------------------------------------------------------------------------------------

                              1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
                             ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year          $ 32.00   $ 22.69   $ 19.25   $ 14.46   $ 14.22   $ 14.98   $ 13.96   $ 11.14   $ 11.92   $ 10.06
Income from investment
 operations:
 Net investment
   (loss) income              (0.12)    (0.01)    (0.03)     0.02      0.09      0.12      0.09      0.14      0.07      0.25
 Net realized and
   unrealized gain (loss)
    on investments             5.46      9.67      3.52      5.00      0.28     (0.79)     1.02      2.83     (0.65)     1.73
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                    5.34      9.66      3.49      5.02      0.37     (0.67)     1.11      2.97     (0.58)     1.98
Less distributions:
 Dividends from net
   investment income          (0.01)       --     (0.02)    (0.06)    (0.13)    (0.09)    (0.09)    (0.15)    (0.15)    (0.12)
 Distributions from net
    realized gains            (0.38)    (0.35)    (0.03)    (0.17)       --        --        --        --     (0.05)       --
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from distributions      (0.39)    (0.35)    (0.05)    (0.23)    (0.13)    (0.09)    (0.09)    (0.15)    (0.20)    (0.12)
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
 end of year                $ 36.95   $ 32.00   $ 22.69   $ 19.25   $ 14.46   $ 14.22   $ 14.98   $ 13.96   $ 11.14   $ 11.92
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT
 RETURN                       17.0%     43.2%     18.1%     35.3%      2.6%     (4.5%)     8.0%     26.9%     (5.0%)    19.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (in 000's $)               89,533    62,294    30,807    29,357    24,771    38,929    40,580    27,735    10,009     5,260
Ratio of expenses (after
  reimbursement) to average
  net assets                   1.4%      1.4%       1.5%     1.5%      1.5%      1.4%      1.5%      1.7%      2.1%      2.0%*<F4>
Ratio of net investment
  (loss) income to average
  net assets                  (0.4%)    (0.1%)     (0.1%)    0.1%      0.5%      0.8%      0.6%      1.2%      0.8%      2.7%**<F5>
Portfolio turnover rate       35.5%     25.0%      21.5%    49.2%     43.3%     38.1%      0.2%      0.9%     66.2%     32.5%

*<F4> Computed after giving effect to adviser's expense limitation undertaking.
      If the Fund had paid all of its expenses, the ratio would have been 2.7% for the year ended September 30, 1989.
**<F5>If the Fund had paid all of its expenses, the ratio would have been 2.0% for the year ended September 30, 1989.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998

ASSETS:
   Investments in securities, at value (cost $17,881,411)       $ 29,341,744
   Receivable for investments sold                                 1,848,954
   Dividends and interest receivable                                  18,278
   Cash                                                                1,560
                                                                ------------
       Total assets                                             $ 31,210,536
                                                                ------------
                                                                ------------
LIABILITIES:
   Payable to brokers for investments purchased                 $  2,009,350
   Payable to adviser for management fees                             23,582
   Other liabilities                                                  23,385
                                                                ------------
       Total liabilities                                           2,056,317
                                                                ------------
NET ASSETS:
   Capital Stock, $0.01 par value;
     20,000,000 shares authorized;
     1,332,528 shares outstanding                                 17,022,750
   Net unrealized appreciation on investments                     11,460,333
   Accumulated net realized gains on investments                     671,136
                                                                ------------
       Net assets                                                 29,154,219
                                                                ------------
       Total liabilities and net assets                         $ 31,210,536
                                                                ------------
                                                                ------------
CALCULATION OF NET ASSET VALUE:
   Offering and redemption price per share
     ($29,154,219 / 1,332,528 shares outstanding)               $      21.88
                                                                ------------
                                                                ------------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
SCHEDULE OF INVESTMENTS
September 30, 1998

                                                                    QUOTED
   SHARES                                                        MARKET VALUE
   ------                                                        ------------
LONG-TERM INVESTMENTS -- 98.7% (A)<F7>
COMMON STOCKS -- 98.7% (A)<F7>

              APPAREL -- 0.2%
     2,000    Jones Apparel Group, Inc.*<F6>                       $ 45,876

              AIRLINES -- 0.2%
     1,000    AMR Corp.*<F6>                                         55,438

              BEVERAGES -- 3.6%
    13,500    The Coca-Cola Co.                                     777,937
     9,000    PepsiCo, Inc.                                         264,942
                                                                -----------
                                                                  1,042,879
              BUILDING -- 1.7%
    11,598    The Home Depot, Inc.                                  458,121
     1,000    Lowe's Companies, Inc.                                 31,813
                                                                -----------
                                                                    489,934
              CABLE TV/BROADCASTING -- 0.4%
     2,400    Clear Channel Communications, Inc.*<F6>               114,000

              CHEMICAL -- 0.2%
     1,000    Minnesota Mining & Manufacturing Co.                   73,688

              COMPUTER-NETWORKING -- 7.3%
     6,995    3Com Corp.*<F6>                                       210,291
    30,150    Cisco Systems Inc.*<F6>                             1,863,662
     1,000    Citrix Systems, Inc.*<F6>                              71,000
                                                                -----------
                                                                  2,144,953
              COMPUTER & PERIPHERALS -- 9.4%
     1,500    Compaq Computer Corp.                                  47,437
    29,600    Dell Computer Corp.*<F6>                            1,946,200
     1,000    EMC Corporation (Mass.)*<F6>                           57,188
     3,500    Gateway 2000, Inc.*<F6>                               182,437
     2,800    Hewlett-Packard Co.                                   148,226
     1,700    International Business Machines Corp.                 217,600
     8,800    Iomega Corp.*<F6>                                      33,000
     2,800    Sun Microsystems, Inc.*<F6>                           139,476
                                                                -----------
                                                                  2,771,564
              COMPUTER SOFTWARE & SERVICES -- 12.6%
     3,000    BMC Software, Inc.*<F6>                               180,189
     7,187    Computer Associates International, Inc.               265,919
     1,000    Computer Sciences Corp.*<F6>                           54,500
     1,200    Compuware Corp.*<F6>                                   70,650
    23,000    Microsoft Corp.*<F6>                                2,531,449
     7,725    Oracle Corp.*<F6>                                     224,991
     6,000    Parametric Technology Corp.*<F6>                       60,378
     9,600    PeopleSoft, Inc.*<F6>                                 313,200
                                                                -----------
                                                                  3,701,276
              DRUGS -- 18.6%
     3,000    Bristol-Myers Squibb Co.                              311,625
     9,000    Eli Lilly & Co.                                       704,817
    10,022    Merck & Co., Inc.                                   1,298,480
    12,000    Pfizer Inc.                                         1,271,256
    12,000    Schering-Plough Corp.                               1,242,756
     8,200    Warner-Lambert Co.                                    619,100
                                                                -----------
                                                                  5,448,034
              ELECTRICAL EQUIPMENT -- 0.7%
     2,500    General Electric Co. (U.S.)                           198,908

              ELECTRONICS -- 0.1%
     1,500    Teradyne, Inc.*<F6>                                    27,375

              ENERGY -- 1.0%
     1,500    Halliburton Co.                                        42,844
     4,500    Schlumberger Ltd.                                     226,409
       500    Smith International, Inc.*<F6>                         13,719
                                                                -----------
                                                                    282,972
              FINANCIAL SERVICES -- 3.3%
     5,000    American Express Co.                                  388,125
     1,025    Banc One Corp.                                         43,691
     1,000    Diebold, Inc.                                          22,000
       500    DST Systems, Inc.*<F6>                                 26,375
     2,000    Fannie Mae                                            128,500
       900    Franklin Resources, Inc.                               27,000
     1,000    Morgan Stanley, Dean Witter & Co.                      43,063
     1,200    T. Rowe Price Associates, Inc.                         35,250
     6,125    Charles Schwab Corp.                                  241,172
                                                                -----------
                                                                    955,176
              FOODS -- 0.5%
     1,000    Quaker Oats Co.                                        59,000
       100    Vlasic Foods International, Inc.*<F6>                   1,869
     1,000    Wm. Wrigley Jr. Co.                                    75,938
                                                                -----------
                                                                    136,807
              HEALTH MAINTENANCE ORGANIZATIONS -- 0.2%
     6,000    Oxford Health Plans, Inc.*<F6>                         62,250

              HOUSEHOLD PRODUCTS -- 5.4%
    10,000    American Home Products Corp.                          523,750
     1,000    Clorox Co.                                             82,500
     7,000    Colgate-Palmolive Co.                                 479,500
     5,000    Gillette Co.                                          191,250
     4,500    Procter & Gamble Co.                                  319,221
                                                                -----------
                                                                  1,596,221
              INSURANCE -- 0.3%
     1,125    American International
                Group, Inc.                                          86,625

              INTERNET -- 4.3%
       500    Amazon.com, Inc.*<F6>                                  55,812
     6,000    America Online Inc.*<F6>                              667,500
     1,000    CMG Information Services, Inc.*<F6>                    53,250
     5,000    Excite, Inc.*<F6>                                     204,065
     2,000    Lycos, Inc.*<F6>                                       67,626
     1,500    MindSpring Enterprises, Inc.*<F6>                      62,250
     1,000    Netscape Communications Corp.*<F6>                     21,875
     1,000    Yahoo! Inc.*<F6>                                      129,500
                                                                -----------
                                                                  1,261,878
              MEDICAL SERVICES -- 2.6%
     2,849    Boston Scientific Corp.*<F6>                          146,367
     2,000    Cardinal Health, Inc.                                 206,500
     4,800    HBO & Co.                                             138,600
     3,000    McKesson Corp.                                        274,875
                                                                -----------
                                                                    766,342
              MEDICAL SUPPLIES -- 6.2%
    23,000    Abbott Laboratories                                   999,074
       800    Guidant Corp.                                          59,400
     9,676    Johnson & Johnson                                     757,147
                                                                -----------
                                                                  1,815,621
              OFFICE EQUIPMENT & SUPPLIES -- 0.8%
     2,000    CompUSA Inc.*<F6>                                      34,626
     1,000    Corporate Express, Inc.*<F6>                           11,938
     4,000    Staples, Inc.*<F6>                                    117,500
     1,000    Xerox Corp.                                            84,750
                                                                -----------
                                                                    248,814
              PUBLISHING -- 0.3%
     1,000    The McGraw-Hill Companies, Inc.                        79,250

              RECREATION -- 1.4%
    16,000    Walt Disney Co.                                       405,008

              RESTAURANTS -- 1.5%
     7,000    McDonald's Corp.                                      417,816
       900    Tricon Global Restaurants, Inc.*<F6>                   35,100
                                                                -----------
                                                                    452,916
              RETAIL-SPECIALTY -- 1.6%
     4,000    Best Buy Co., Inc.*<F6>                               166,000
     3,000    Borders Group, Inc.*<F6>                               66,750
     1,000    Dollar Tree Stores, Inc.*<F6>                          31,313
     1,500    NIKE, Inc. Class B                                     55,220
     3,000    Rite Aid Corp.                                        106,500
     1,000    Saks Inc.*<F6>                                         22,438
       500    Starbucks Corp.*<F6>                                   18,094
                                                                -----------
                                                                    466,315
              RETAIL STORES -- 3.4%
     1,000    Costco Companies, Inc.*<F6>                            47,375
     3,000    Dayton Hudson Corp.                                   107,250
     6,250    Gap, Inc.                                             329,688
     8,000    Nordstrom, Inc.                                       198,000
     6,000    Wal-Mart Stores, Inc.                                 327,750
                                                                -----------
                                                                  1,010,063
              SEMICONDUCTORS -- 6.5%
     2,100    Altera Corp.*<F6>                                      73,762
    14,300    Intel Corp.                                         1,226,225
     1,500    Lattice Semiconductor Corp.*<F6>                       37,125
       600    Linear Technology Corp.                                30,000
     1,500    LSI Logic Corp.*<F6>                                   18,938
     1,600    Maxim Integrated Products Inc.*<F6>                    44,600
     7,000    Texas Instruments Inc.                                369,250
     3,000    Xilinx, Inc.*<F6>                                     105,000
                                                                -----------
                                                                  1,904,900
              SEMICONDUCTOR CAPITAL SPENDING -- 1.0%
     6,000    Applied Materials, Inc.*<F6>                          151,500
     2,600    KLA-Tencor Corp.*<F6>                                  64,675
     1,600    Novellus Systems, Inc.*<F6>                            42,000
     1,600    Sanmina Corp.*<F6>                                     45,000
                                                                -----------
                                                                    303,175
              SERVICES -- 0.1%
     1,000    Cendant Corp.*<F6>                                      1,625
       600    Corrections Corp. of America*<F6>                       8,138
                                                                -----------
                                                                     19,763
              TELECOMMUNICATIONS -- 3.3%
     2,000    L.M. Ericsson Telephone Co. ADR                        36,750
     3,500    Lucent Technologies Inc.                              241,721
     3,000    Motorola, Inc.                                        128,064
     4,000    Nokia Corp. "A" ADR                                   313,752
     5,000    Tellabs, Inc.*<F6>                                    199,065
       500    Vodafone Group plc ADR                                 56,375
                                                                -----------
                                                                    975,727
                                                                -----------
              Total common stocks
                (cost $17,483,896)                               28,943,748

PREFERRED STOCKS -- 0.0% (A)<F7>
       101    Aetna Inc., 6.25%, Class C,
                07/19/00 Series, Voting Preferred                     7,076
                                                                -----------
              Total preferred stock
                (cost $6,595)                                         7,076
                                                                -----------
              Total long-term investments
                (cost $17,490,491)                               28,950,824

PREFERRED STOCKS -- 0.0% (A)<F7>
       101    Aetna Inc., 6.25%, Class C,
                07/19/00 Series, Voting Preferred                     7,076
                                                                -----------
              Total preferred stock
                (cost $6,595)                                         7,076
                                                                -----------
              Total long-term investments
                (cost $17,490,491)                               28,950,824

  PRINCIPAL
   AMOUNT
 ----------
SHORT-TERM INVESTMENTS -- 1.3% (A)<F7>
              VARIABLE RATE DEMAND NOTE
  $390,920    Firstar Bank U.S.A., N.A.                             390,920
                                                                -----------
              Total short-term investments
                (cost $390,920)                                     390,920
                                                                -----------
              TOTAL INVESTMENTS (100%)
                (cost $17,881,411)                              $29,341,744
                                                                -----------
                                                                -----------

*<F6>  Non-income producing security.
(a)<F7>Percentages for the various classifications relate to total investments.

  The accompanying notes to financial statements are an integral part of this schedule.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1998

INCOME:
 Dividends                                                          $ 150,721
 Interest                                                              21,157
                                                                   ----------
     Total income                                                     171,878
                                                                   ----------
EXPENSES:
 Management fees                                                      249,623
 Administrative services                                               49,882
 Professional fees                                                     26,005
 Registration fees                                                     12,453
 Transfer agent fees                                                   11,958
 Custodian fees                                                         9,913
 Printing and postage expense                                           4,516
 Board of Directors fees                                                  750
 Other expenses                                                         5,154
                                                                   ----------
     Total expenses                                                   370,254
                                                                   ----------
NET INVESTMENT LOSS                                                  (198,376)
                                                                   ----------
NET REALIZED GAIN ON INVESTMENTS                                    1,014,034
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              1,850,126
                                                                   ----------
NET GAIN ON INVESTMENTS                                             2,864,160
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,665,784
                                                                   ----------
                                                                   ----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1998 and 1997

                                                     1998            1997
                                                 -----------     -----------
OPERATIONS:
 Net investment loss                              $ (198,376)     $ (178,090)
 Net realized gain on investments                  1,014,034          94,586
 Net increase in unrealized
   appreciation on investments                     1,850,126       4,387,125
                                                 -----------     -----------
      Net increase in net assets
        resulting from operations                  2,665,784       4,303,621
                                                 -----------     -----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued
   (490,190 and 214,277 shares, respectively)     10,516,157       3,736,722
 Cost of shares redeemed
   (322,195 and 143,246 shares, respectively)     (6,729,286)     (2,443,205)
                                                 -----------     -----------
      Net increase in net assets derived
        from Fund share activities                 3,786,871       1,293,517
                                                 -----------     -----------
      TOTAL INCREASE                               6,452,655       5,597,138
NET ASSETS AT THE BEGINNING OF THE YEAR           22,701,564      17,104,426
                                                 -----------     -----------
NET ASSETS AT THE END OF THE YEAR                $29,154,219     $22,701,564
                                                 -----------     -----------
                                                 -----------     -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                             FOR THE
                                                                                                            PERIOD FROM
                                                                                                       JANUARY 30, 1992+<F8>
                                                             FOR THE YEARS ENDED SEPTEMBER 30,           TO SEPTEMBER 30,
                                            -------------------------------------------------------------
                                              1998          1997       1996      1995      1994      1993      1992
                                           -------        -------    -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $19.49         $15.64     $14.17    $10.09     $9.78     $8.85    $10.00
Income from investment operations:
   Net investment (loss) income              (0.09)++<F9>   (0.13)     (0.06)    (0.11)    (0.09)    (0.10)     0.00
   Net realized and unrealized
     gain (loss) on securities                2.48           3.98       1.53      4.19      0.40      1.03     (1.15)
                                           -------        -------    -------   -------   -------   -------   -------
Total from investment operations              2.39           3.85       1.47      4.08      0.31      0.93     (1.15)
Less distributions:
   Dividend from net investment income          --             --         --        --        --      0.00        --
                                           -------        -------    -------   -------   -------   -------   -------
Net asset value, end of period             $ 21.88        $ 19.49    $ 15.64   $ 14.17   $ 10.09  $   9.78  $   8.85
                                           -------        -------    -------   -------   -------   -------   -------
                                           -------        -------    -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN                      12.3%          24.6%      10.4%     40.4%      3.2%     10.5%    (11.5%)*<F10>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)      29,154         22,702     17,104    10,983     6,132     3,834     1,844
Ratio of expenses (after reimbursement)
  to average net assets***<F12>               1.5%           1.5%       1.5%      1.9%      2.0%      2.0%      2.0%**<F11>
Ratio of net investment (loss) income
  to average net assets****<F13>             (0.8%)         (0.9%)     (1.1%)    (1.5%)    (1.6%)    (1.3%)     0.0%**<F11>
Portfolio turnover rate                      39.4%          60.2%      11.8%     38.4%     16.8%     67.6%     30.1%

+<F8>     Commencement of operations.
++<F9> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
*<F10>    Not annualized.
**<F11>   Annualized.
***<F12> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992, 2.1%, 2.4% and 3.8%**<F11>, respectively.
****<F13> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992 would have been (1.7%), (1.7%) and (1.8%)**<F11>, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
September 30, 1998

 PRINCIPAL                                                QUOTED
  AMOUNT                                               MARKET VALUE
 --------                                             -------------
LONG-TERM INVESTMENTS -- 30.8% (A)<F14>

           U.S. TREASURY SECURITIES -- 20.6%
$300,000   U.S. Treasury Notes, 6.00%, due 08/15/00   $   308,578
 300,000   U.S. Treasury Notes, 8.50%, due 11/15/00       324,750
                                                      -----------
           Total U.S. treasury securities
             (cost $635,854)                              633,328

           FEDERAL AGENCIES -- 10.2%
 300,000   Federal Farm Credit, 6.28%, due 6/20/01
             (cost $300,134)                              311,691
                                                      -----------
           Total long-term investments
             (cost $935,988)                              945,019

SHORT-TERM INVESTMENTS -- 68.5% (A)<F14>
           U.S. TREASURY SECURITIES -- 26.2%
 200,000   U.S. Treasury Notes, 7.125%, due 10/15/98      200,134
 200,000   U.S. Treasury Notes, 6.75%, due 05/31/99       202,625
 400,000   U.S. Treasury Notes, 6.375%, due 7/15/99       405,125
                                                      -----------
           Total U.S. treasury securities
              (cost $807,345)                             807,884

           COMMERCIAL PAPER -- 22.0%
 130,000   Norwest Financial, Inc., 5.50%,
              due 11/05/98                                129,305
 145,000   Associates Corp., 5.49%, due 11/18/98          143,939
 145,000   IBM Credit Corp., 5.48%, due 11/18/98          143,940
 130,000   General Electric Capital Corp.,
             5.50%, due 11/20/98                          129,007
 130,000   American Express Credit Corp.,
             5.45%, due 12/10/98                          128,622
                                                      -----------
           Total commercial paper
             (cost $674,813)                              674,813
                                                      -----------

           VARIABLE RATE DEMAND NOTES -- 20.3%
 125,001   American Family Financial Services             125,001
 150,000   Firstar Bank U.S.A., N.A.                      150,000
  50,944   Pitney Bowes Credit Corp.                       50,944
 150,000   Warner-Lambert Co.                             150,000
 148,000   Wisconsin Electric Power Co.                   148,000
                                                      -----------
           Total variable rate demand notes
             (cost $623,945)                              623,945
                                                      -----------
           Total short-term investments
             (cost $2,106,103)                          2,106,642
                                                      -----------
           Total investments
             (cost $3,042,091)                          3,051,661
           Cash and receivables, less
             liabilities 0.7% (A)<F14>                     22,030
                                                      -----------
           NET ASSETS                                  $3,073,691
                                                      -----------
                                                      -----------
           Net Asset Value Per Share
             ($0.01 par value, 20,000,000
             shares authorized), offering
             and redemption price
             ($3,073,691 / 313,165
             shares outstanding)                      $      9.81
                                                      -----------
                                                      -----------

(a)<F14>Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1998

INCOME:
   Interest                                                        $ 172,661
                                                                   ---------
EXPENSES:
   Professional fees                                                  21,039
   Management fees                                                    20,562
   Transfer agent fees                                                11,123
   Registration fees                                                   3,313
   Administrative services                                             2,742
   Printing and postage expense                                        1,488
   Board of Directors fees                                               750
   Custodian fees                                                        686
   Other expenses                                                      3,320
                                                                   ---------
      Total expenses before reimbursement
        and management fee waiver                                     65,023
   Less expenses assumed by adviser                                  (40,349)
                                                                   ---------
      Net expenses                                                    24,674
                                                                   ---------
NET INVESTMENT INCOME                                                147,987
                                                                   ---------
NET REALIZED GAIN ON INVESTMENTS                                          --
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                15,938
                                                                   ---------
NET GAIN ON INVESTMENTS                                               15,938
                                                                   ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 163,925
                                                                   ---------
                                                                   ---------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1998 and 1997
                                                          1998        1997
                                                       ---------- ----------
OPERATIONS:
 Net investment income                                   $147,987   $143,167
 Net realized gain on investments                              --        264
 Net increase in unrealized
   appreciation on investments                             15,938      4,176
                                                       ---------- ----------
     Net increase in net assets
       resulting from operations                          163,925    147,607
                                                       ---------- ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income
   ($0.5281 and $0.5322 per share, respectively)         (147,987)  (143,167)
                                                       ---------- ----------
     Total distributions                                 (147,987)  (143,167)
                                                       ---------- ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued
   (71,430 and 39,516 shares, respectively)               697,445    385,277
 Net asset value of shares issued
   in distributions (13,420 and
   12,071 shares, respectively)                           131,107    117,814
 Cost of shares redeemed
   (40,601 and 66,239 shares, respectively)              (396,565)  (647,293)
                                                       ---------- ----------
     Net increase (decrease) in net assets
       derived from Fund share activities                 431,987   (144,202)
                                                       ---------- ----------
     TOTAL INCREASE (DECREASE)                            447,925   (139,762)
NET ASSETS AT THE BEGINNING OF THE YEAR                 2,625,766  2,765,528
                                                       ---------- ----------
NET ASSETS AT THE END OF THE YEAR                      $3,073,691 $2,625,766
                                                       ---------- ----------
                                                       ---------- ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                                      FOR THE
                                                                                                                    PERIOD FROM
                                                                                                              JANUARY 30, 1992+<F15>
                                                                 FOR THE YEARS ENDED SEPTEMBER 30,               TO SEPTEMBER 30,
                                                   ---------------------------------------------------------------
                                                     1998       1997      1996        1995       1994       1993       1992
                                                   -------    -------    -------    -------    -------    -------     -------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period              $   9.76    $  9.75    $  9.85    $  9.61     $10.76      $10.36     $10.00
Income from investment operations:
   Net investment income                              0.53       0.53       0.53       0.54       0.56        0.55       0.30
   Net realized and unrealized gain (loss)
      on investments                                  0.05       0.01      (0.10)      0.24      (1.14)       0.40       0.36
                                                   -------    -------    -------    -------    -------    -------     -------
Total from investment operations                      0.58       0.54       0.43       0.78      (0.58)       0.95       0.66
Less distributions:
   Dividends from net investment income              (0.53)     (0.53)     (0.53)     (0.54)     (0.56)      (0.55)     (0.30)
   Distribution from net realized gains                --         --          --         --      (0.01)        --          --
                                                   -------    -------    -------    -------    -------    -------     -------
Total from distributions                             (0.53)     (0.53)     (0.53)     (0.54)     (0.57)      (0.55)     (0.30)
                                                   -------    -------    -------    -------    -------    -------     -------
Net asset value, end of period                    $   9.81    $  9.76    $  9.75    $  9.85    $  9.61      $10.76     $10.36
                                                   -------    -------    -------    -------    -------    -------     -------
                                                   -------    -------    -------    -------    -------    -------     -------
TOTAL INVESTMENT RETURN                             6.08%      5.70%       4.49%      8.42%    (5.54%)      9.48%      6.68%*<F16>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)              3,074      2,626       2,766      2,799      4,367      6,376       3,223
Ratio of expenses (after reimbursement)
  to average net assets***<F18>                     0.90%      0.90%       0.90%      0.91%      0.86%      0.83%       0.75%**<F17>
Ratio of net investment income
  to average net assets****<F19>                    5.40%      5.45%       5.43%      5.59%      5.42%      5.34%       4.95%**<F17>
Portfolio turnover rate                                --     25.28%      28.65%         --     19.59%      6.34%          --

+<F15>    Commencement of operations.
*<F16>    Not annualized.
**<F17>   Annualized.
***<F18> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.4%, 2.3%, 2.2%, 2.0%, 1.5% and 1.5% for the years ended September 30, 1998, 1997, 1996, 1995, 1994 and 1993, respectively, and 2.8%**<F17> for the period ended September 30, 1992. ****<F19> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1998, 1997, 1996, 1995, 1994 and 1993 and the period ended September 30, 1992 would have been 3.9%, 4.0%, 4.1%, 4.5%, 4.8%,
          4.6% and 2.9%**<F17>, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
September 30, 1998

   PRINCIPAL
    AMOUNT                                                                   RATING      VALUE
   --------                                                                  ------      -----
              COMMERCIAL PAPER -- 62.9% (A)<F20>
   $220,000   Sears Roebuck Acceptance Corp., 5.48%, due 10/22/98             A2P1    $ 219,297
    230,000   Prudential Funding Corp., 5.45%, due 11/12/98                   A1P1      228,538
    215,000   Texaco Inc., 5.46%, due 11/12/98                                A1P1      213,631
    235,000   American Express Credit Corp., 5.40%, due 11/16/98              A1P1      233,378
    235,000   John Deere Capital Corp., 5.41%, due 11/16/98                   A1P1      233,375
    235,000   General Electric Capital Corp., 5.42%, due 11/16/98             A1+P1     233,372
    200,000   CIT Group Holdings, Inc., 5.49%, due 11/17/98                   A1P1      198,566
    200,000   Household Finance Corp., 5.48%, due 11/17/98                    A1P1      198,569
    200,000   IBM Credit Corp., 5.46%, due 11/17/98                           A1P1      198,574
    220,000   General Motors Acceptance Corp., 5.46%, due 11/23/98            A1P1      218,232
    230,000   Norwest Financial, Inc., 5.42%, due 12/08/98                    A1+P1     227,645
    225,000   Associates Corp., 5.33%, due 12/11/98                           A1+P1     222,635
    220,000   American General Corp., 5.46%, due 12/23/98                     A1P1      217,231
    230,000   Merrill Lynch & Co., Inc., 5.40%, due 01/15/99                  A1+P1     226,343
                                                                                     ----------
                    Total commercial paper                                            3,069,386

              FEDERAL AGENCIES -- 12.2% (A)<F20>
    300,000   Federal Home Loan Bank, 5.28%, due 11/12/98                               298,152
    300,000   Federal National Mortgage Association,  5.27%, due 12/31/98               296,004
                                                                                     ----------
                    Total federal agencies                                              594,156
                                                                                     ----------
              VARIABLE RATE DEMAND NOTES -- 25.2% (A)<F20>
    240,000   American Family Financial Services                              A1+P1     240,000
    245,000   Firstar Bank U.S.A., N.A                                        A1P1      245,000
    200,000   General Mills, Inc.                                             A1P1      200,000
     65,675   Pitney Bowes Credit Corp.                                       A1+P1      65,675
    240,000   Warner-Lambert Co.                                              A1+P1     240,000
    240,000   Wisconsin Electric Power Co.                                    A1+P1     240,000
                                                                                     ----------
                    Total variable rate demand notes                                  1,230,675
                                                                                     ----------
                    Total investments (amortized cost $4,894,217)                     4,894,217

              Liabilities, less cash and receivables (0.3%) (A)<F20>                    (14,948)
                                                                                     ----------
                    NET ASSETS                                                       $4,879,269
                                                                                     ----------
                                                                                     ----------
              Net Asset Value Per Share ($0.01 par value, 500,000,000
                shares authorized), offering and redemption price
                ($4,879,269 / 4,879,269 shares outstanding)                          $     1.00
                                                                                     ----------
                                                                                     ----------

(a)<F20> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1998

INCOME:
 Interest                                                          $209,113
                                                                  ---------
EXPENSES:
 Professional fees                                                   21,799
 Management fees                                                     18,916
 Transfer agent fees                                                 12,717
 Registration fees                                                    4,959
 Printing and postage expense                                         4,735
 Administrative services                                              3,783
 Custodian fees                                                       2,003
 Board of Directors fees                                              1,500
 Other expenses                                                       3,525
                                                                  ---------
      Total expenses before reimbursement
        and management fee waiver                                    73,937

 Less expenses assumed by adviser                                   (49,346)
                                                                  ---------
      Net expenses                                                   24,591
                                                                  ---------
NET INVESTMENT INCOME                                               184,522
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $184,522
                                                                  ---------
                                                                  ---------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1998 and 1997

                                                        1998        1997
                                                    -----------  -----------
OPERATIONS:
 Net investment income                               $  184,522   $  149,477
                                                    -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income
   ($0.0488 and $0.0477 per share, respectively)       (184,522)    (149,477)
                                                    -----------  -----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued
   (10,462,294 and 9,021,337 shares, respectively)   10,462,294    9,021,337
 Net asset value of shares issued in distributions
   (172,920 and 145,723 shares, respectively)           172,920      145,723
 Cost of shares redeemed
   (8,788,422 and 10,115,042 shares, respectively)   (8,788,422) (10,115,042)
                                                    -----------  -----------
      Net increase (decrease) in net asset
    derived from Fund share activities.               1,846,792     (947,982)
                                                    -----------  -----------
      TOTAL INCREASE (DECREASE)                       1,846,792     (947,982)
NET ASSETS AT THE BEGINNING OF THE YEAR               3,032,477    3,980,459
                                                    -----------  -----------
NET ASSETS AT THE END OF THE YEAR                   $ 4,879,269  $ 3,032,477
                                                    -----------  -----------
                                                    -----------  -----------
  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                YEARS ENDED SEPTEMBER 30,
                                       ---------------------------------------------------------------------------
                                         1998       1997       1996       1995       1994        1993       1992       1991+<F21>
                                       -------    -------    -------     -------    -------    -------    -------     -------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period                  $  1.00     $  1.00    $  1.00    $  1.00    $  1.00     $  1.00    $  1.00    $  1.00
Income from investment
  operations:
  Net investment income                   0.05        0.05       0.05       0.05       0.03        0.03       0.04       0.04
Less distributions:
  Dividends from net
    investment income                    (0.05)      (0.05)     (0.05)     (0.05)     (0.03)      (0.03)     (0.04)     (0.04)
                                       -------     -------    -------    -------    -------     -------    -------     -------
Net asset value, end of period         $  1.00     $  1.00    $  1.00    $  1.00    $  1.00     $  1.00    $  1.00    $  1.00
                                       -------     -------    -------    -------    -------     -------    -------     -------
                                       -------     -------    -------    -------    -------     -------    -------     -------
TOTAL INVESTMENT RETURN                   5.0%        4.9%       4.9%       5.2%       3.1%        2.6%       3.6%       3.6%*<F22>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's $)                           4,879      3,032      3,980       3,743      3,192      6,798      6,166       3,617
Ratio of expenses (after
  reimbursement)
  to average net assets***<F24>          0.65%      0.65%      0.65%       0.65%      0.63%      0.67%      0.64%       0.61%**<F23>
Ratio of net investment
  income to
  average net assets****<F25>            4.88%      4.77%      4.78%       5.08%      2.84%      2.62%      3.53%       5.43%**<F23>

 +<F21> For the period from January 30, 1991 (commencement of operations) to September 30, 1991.
 *<F22>   Not annualized.
**<F23>   Annualized.
***<F24> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.96%, 2.02%, 1.39%, 1.95%, 1.47%, 1.22% and 1.73% for the years ended September 30, 1998, 1997, 1996, 1995, 1994, 1993 and
          1992, respectively, and 1.85%**<F23> for the period ended September 30, 1991.
****<F25> If the Fund had paid all of its expenses, the ratios would have been 3.57%, 3.39%, 4.05%, 3.79%, 2.01%, 2.08% and 2.44% for the years ended
          September 30, 1998, 1997, 1996, 1995, 1994, 1993 and 1992,
          respectively, and 4.18%**<F23> for the period ended September 30, 1991.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
September 30, 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Money Market Fund ("Money Market Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds U.S. Government Bond Fund ("Government Bond Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

     The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in common stocks of well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks of companies having above average growth characteristics; and the investment objective of the Government Bond Fund is to provide a high level of current income by investing primarily in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

     (a) Each security for the Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts for the Blue Chip Fund and the Opportunity Fund, as reported on the statement of net assets and the schedule of investments, respectively, are substantially the same for Federal income tax purposes. Cost amounts, as reported on the statements of net assets for the Government Bond Fund and the Money Market Fund, are the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock of the Blue Chip Fund and the Opportunity Fund are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Opportunity Fund utilized $173,120 of capital loss carryovers to offset current year net capital gains. The Government Bond Fund has $231,245, $19,651 and $2,405 of net capital losses which expire September 30, 2003, 2004 and 2005, respectively.

     (d) The Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

     (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the year ended September 30, 1998, RCM voluntarily waived $20,562 and $18,916 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $19,787 and $30,430 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

     In addition to the reimbursement required under the management agreements, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds, respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders. The distributions were declared on October 26, 1998, and were paid on October 27, 1998 to shareholders of record on October 23, 1998.

                                                                          Blue Chip     Opportunity
                                                                             Fund          Fund
                                                                         ------------   ------------
        Dividend from net investment income                              $         --   $         --
        $ per share                                                                --             --
        Short-term gains                                                      207,260             --
        $ per share                                                          0.081512             --
        Long-term capital gains taxed at 20%                                1,444,322        689,248
        $ per share                                                          0.568030       0.503550

(4)  INVESTMENT TRANSACTIONS --

     For the year ended September 30, 1998, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $41,795,530 and $25,281,293, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $13,168,780 and $9,625,396, respectively; there were no purchases or sales of long-term investment securities for the Government Bond Fund.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of September 30, 1998, liabilities of the Funds included the following:

                                                           Blue Chip     Money Market   Opportunity     Government
                                                             Fund            Fund          Fund         Bond Fund
                                                          ------------   ------------   ------------   ------------
        Payable to brokers for investments purchased      $  2,593,212   $         --   $  2,009,350   $         --
        Payable to RCM for management fees                      70,287             --         23,582             --
        Other liabilities                                       29,982          1,287         23,385            962

(6)  SOURCES OF NET ASSETS --


     As of September 30, 1998, the sources of net assets were as follows:

                                                           Blue Chip     Money Market   Opportunity     Government
                                                             Fund            Fund          Fund         Bond Fund
                                                          ------------   ------------   ------------   ------------
        Fund shares issued and outstanding                 $49,120,494   $  4,879,269    $17,022,750    $ 3,317,422
        Net unrealized appreciation on investments          38,936,226             --     11,460,333          9,570
        Accumulated net realized gain
          (loss) on investments                              1,476,487             --        671,136       (253,301)
                                                          ------------   ------------   ------------   ------------
                                                           $89,533,207   $  4,879,269    $29,154,219    $ 3,073,691
                                                          ------------   ------------   ------------   ------------
                                                          ------------   ------------   ------------   ------------

     Aggregate net unrealized appreciation for the Funds as of September 30, 1998 consisted of the following:

                                                           Blue Chip     Opportunity    Government
                                                             Fund            Fund        Bond Fund
                                                          ------------   ------------   ------------
        Aggregate gross unrealized appreciation            $42,646,190    $12,515,063   $     29,632
        Aggregate gross unrealized depreciation             (3,709,964)    (1,054,730)       (20,062)
                                                          ------------   ------------   ------------
        Net unrealized appreciation                        $38,936,226    $11,460,333   $      9,570
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

     In early 1998, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 1998. The Funds hereby designate the following amounts as long-term capital gains distributions.
                                                           Blue Chip
                                                             Fund
                                                          ------------
        Capital gains taxed at 20%                        $    689,463
        Capital gains taxed at 28%                              33,127
                                                          ------------
        Total long-term capital gains                     $    722,590
                                                          ------------
                                                          ------------

     For the Blue Chip Fund, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 1998, was 100%.

(8)  MATTERS SUBMITTED TO A SHAREHOLDER VOTE (UNAUDITED) --

     During fiscal 1998, a special shareholders meeting was held and the following matters were approved by at least 79% of the voting shares of the Blue Chip Fund and 89% of the voting shares of the Opportunity Fund: (a) Election of Directors and (b) with respect to the Blue Chip Fund and the Opportunity Fund, approve the Reynolds Funds 12b-1 Plan.

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLP
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202